Cash and due from banks (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and due from banks
Cash and due from banks	$ 23,015	$ 9,644
Interest-bearing deposits in banks	1,155,155	1,736,008
Total	1,178,170	1,745,652
Less:
Pledged Deposits	18,452	39,460
Total cash and due from banks	$ 1,159,718	$ 1,706,192	$ 618,807	$ 1,007,726